UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2012

Date of reporting period: April 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 33.3%
Atlantis One Funding
0.370%, 09/07/11	$2,000	$1,997
BNZ International Funding
0.401%, 07/12/11 to 09/02/11	5,850	5,845
0.361%, 05/24/11	1,000	1,000
0.300%, 05/03/11	250	250
Cancara Asset Securitisation LLC
0.300%, 05/20/11	2,700	2,700
Coca-Cola
0.240%, 07/07/11	2,500	2,499
0.200%, 07/11/11	1,400	1,399
Commonwealth Bank of Australia
0.381%, 06/14/11	1,000	999
0.350%, 06/10/11	1,300	1,299
0.240%, 07/05/11	400	400
Fairway Finance LLC
0.220%, 07/06/11	360	360
FCAR Owner Trust
0.451%, 05/06/11 to 07/05/11	11,100	11,094
0.450%, 05/02/11	275	275
General Electric Capital
0.361%, 07/14/11	3,000	2,998
0.321%, 12/08/11 to 12/16/11	3,900	3,892
Govco LLC
0.230%, 07/27/11	2,100	2,099
0.225%, 07/28/11	2,000	1,999
Grampian Funding LLC
0.270%, 07/12/11	10,000	9,995
Kells Funding LLC
0.371%, 05/16/11	3,500	3,499
0.370%, 05/17/11	3,500	3,499
0.360%, 05/18/11	3,000	2,999
Liberty Street Funding LLC
0.200%, 06/10/11	2,200	2,199
Manhattan Asset Funding LLC
0.301%, 05/20/11	400	400
Market Street Funding LLC
0.250%, 07/11/11	1,000	999
MetLife Short Term Funding LLC
0.320%, 05/09/11	2,000	2,000
0.310%, 05/31/11	4,000	3,999
0.271%, 07/05/11	250	250
Mont Blanc Capital
0.230%, 07/14/11	11,000	10,995
NRW.BANK
0.351%, 05/09/11	1,000	1,000
0.345%, 05/02/11	2,000	2,000
0.300%, 05/03/11	3,000	3,000
Prudential PLC
0.350%, 06/07/11	1,000	1,000
0.344%, 06/03/11	3,100	3,099
0.340%, 05/31/11	3,700	3,699
0.320%, 05/16/11	2,000	2,000
0.300%, 07/07/11	1,000	999
Sanofi-Aventis
0.280%, 07/19/11	3,000	2,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.330%, 09/20/11	$1,600	$1,598
Societe Generale North America
0.402%, 05/02/11	5,000	5,000
0.400%, 05/03/11	1,000	1,000
Surrey Funding
0.260%, 08/02/11	650	650
Toyota Credit Canada
0.361%, 05/20/11	1,000	1,000
Toyota Financial Services de Puerto Rico
0.300%, 07/12/11 to 07/13/11	1,200	1,200
Toyota Motor Credit
0.381%, 06/13/11	3,500	3,498
Windmill Funding I
0.230%, 07/11/11	1,400	1,399

Total Commercial Paper (Cost $117,079) ($ Thousands)		117,079

CERTIFICATES OF DEPOSIT — 27.4%
Bank of Montreal
0.350%, 06/15/11	1,000	1,000
0.200%, 05/04/11	2,000	2,000
Bank of Nova Scotia
0.350%, 06/20/11	1,000	1,000
0.350%, 06/27/11	2,000	2,000
0.240%, 07/05/11	1,400	1,400
Bank of Tokyo-Mitsubishi UFJ NY
0.980%, 07/12/11	400	400
Barclays Bank PLC (C)
0.311%, 08/11/11	6,600	6,600
0.291%, 09/28/11	3,700	3,700
BNP Paribas
0.540%, 09/23/11	1,500	1,500
0.510%, 09/12/11 (C)	4,700	4,700
0.509%, 09/23/11 (C)	2,200	2,200
0.489%, 09/06/11 (C)	3,400	3,400
Caisse Cent Desjadins
0.340%, 05/09/11	4,000	4,000
Credit Industriel et Commercial
0.405%, 05/16/11	2,000	2,000
0.400%, 05/17/11	8,000	8,000
0.375%, 05/03/11	1,000	1,000
National Australia Bank
0.425%, 06/01/11	3,000	3,000
0.385%, 06/07/11	1,000	1,000
0.315%, 05/12/11	2,000	2,000
National Bank of Australia
0.320%, 10/07/11	2,000	2,000
Nordea Bank Finland PLC
0.360%, 05/31/11	2,000	2,000
0.360%, 06/01/11	4,000	4,000
Rabobank Nederland
0.370%, 08/08/11	2,500	2,500
Societe Generale
0.390%, 05/02/11	1,000	1,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.385%, 06/06/11	$2,000	$2,000
0.370%, 05/09/11	3,000	3,000
0.300%, 10/27/11	2,400	2,400
Sumitomo Mitsui Banking
0.300%, 05/10/11	7,000	7,000
0.300%, 06/06/11	1,900	1,900
Svenska Handlesbanken
0.305%, 06/03/11	3,300	3,300
Toronto-Dominion Bank
0.350%, 07/11/11	825	825
0.281%, 10/28/11 (C)	3,500	3,501
UBS
0.470%, 07/29/11	1,000	1,000
0.430%, 07/12/11	1,400	1,400
0.405%, 07/11/11	3,450	3,450
0.313%, 08/23/11 (C)	4,000	4,000

Total Certificates of Deposit (Cost $96,176) ($ Thousands)		96,176

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills (A)
0.160%, 11/17/11	600	600
U.S. Treasury Notes
4.875%, 05/31/11	1,400	1,405
4.625%, 10/31/11	2,000	2,043
1.750%, 11/15/11	1,000	1,008
1.000%, 07/31/11 to 10/31/11	3,400	3,412
0.750%, 11/30/11	1,200	1,204

Total U.S. Treasury Obligations (Cost $9,672) ($ Thousands)		9,672

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB (A)
0.251%, 05/10/11	1,000	1,000
0.184%, 07/20/11	2,000	2,000
FHLMC (C)
0.170%, 09/20/11	1,000	999
0.150%, 05/31/11	1,800	1,800
FHLMC, Ser RB
0.200%, 05/07/11 (C)	1,000	1,000
FNMA
0.243%, 05/20/11 (A)	1,000	999
FNMA, Ser 1
0.400%, 05/01/11 (A)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $8,798) ($ Thousands)		8,798

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 2.3%

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.210%, 05/04/11 (C)	$395	$395

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.168%, 05/05/11 (C)	680	680

Iowa — 0.5%
Iowa State, Finance Authority, Ser C, RB
0.168%, 05/05/11 (C)	1,575	1,575
Iowa State, Finance Authority, Ser G, RB
0.170%, 05/05/11 (C)	85	85

		1,660

Kentucky — 0.6%
Kentucky State, Housing Development Authority, Ser J, RB
0.260%, 05/05/11 (C)	1,915	1,915
Kentucky State, Housing Development Authority, Ser W, RB
0.260%, 05/05/11 (C)	205	205

		2,120

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.230%, 05/04/11 (C)	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.210%, 05/05/11 (C)	300	300

Texas — 0.7%
Texas State, GO
0.300%, 05/04/11 (C)	105	105
0.280%, 05/04/11 (C)	400	400
Texas State, Ser A, GO
0.280%, 05/04/11 (C)	500	500
Texas State, Ser A-2, GO
0.178%, 05/04/11 (C)	1,000	1,000
Texas State, Ser B, GO
0.320%, 05/04/11 (C)	215	215
Texas State, Ser B2, GO
0.227%, 05/04/11 (C)	100	100

		2,320

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.270%, 05/04/11 (C)	$600	$600

Total Municipal Bonds (Cost $8,265) ($ Thousands)		8,265

REPURCHASE AGREEMENTS (D) — 31.7%
BNP Paribas
0.210%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $4,000,070 (collateralized by Republic of Poland, par value $3,948,078, 5.000%, 10/19/15, with total market value $4,200,000)	4,000	4,000
Deutsche Bank
0.200%, dated 04/29/11, to be repurchased on 05/02/11,repurchase price $1,000,017 (collateralized by GE Capital, par value $1,009,896, 2.250%, 03/12/12, with total market value $1,030,000)	1,000	1,000
Deutsche Bank
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $35,000,146 (collateralized by various FNMA,ranging in par value $29,990,210- $41,717,512, 2.063%-5.000%, 06/01/35-08/01/40, with total market value $35,700,000)	35,000	35,000
Goldman Sachs
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $33,557,140 (collateralized by various FNMA, ranging in par value $2,449,015- $4,249,300, 3.500%-5.000%, 02/01/25-02/01/41, with total market value $34,228,283)	33,557	33,557
JP Morgan
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $3,000,062 (collateralized by Centerpoint Energy, par value $2,680,000, 6.850%, 06/01/15, with total market value $3,153,183)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $1,000,017 (collateralized by various corporate obligations*, ranging in par value $467,694-$508,215, 6.250%- 7.750%, 06/15/11-05/15/13, with total market value $1,050,000)	$1,000	$1,000
UBS
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $34,000,142 (collateralized by FNMA/FHLMC, ranging in par value $18,616,163- $19,365,642, 3.500%-4.000%, 06/01/25-02/01/26, with total market value $34,680,000)	34,000	34,000

Total Repurchase Agreements (Cost $111,557) ($ Thousands)		111,557

Total Investments — 100.0% (Cost $351,547) ($ Thousands) †		$351,547

*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2011, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	Dukes Weeks Realty Ltd.	6.250%	05/15/13	$508
	Utilicorp Canada Finance	7.750	06/15/11	468

Percentages are based on Net Assets of $351,663 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Government Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.5%
FFCB (A)
0.260%, 02/07/13	$3,000	$3,000
0.251%, 01/10/13	6,400	6,398
0.234%, 03/01/12 to 11/13/12	11,204	11,203
0.230%, 11/05/12	430	430
0.230%, 11/26/12	8,000	8,000
0.193%, 03/21/12	10,000	9,999
0.160%, 11/29/12	2,000	1,999
FFCB, Ser 1 (A)
0.219%, 01/25/13	1,470	1,470
0.219%, 03/22/13	2,000	2,000
0.204%, 12/13/11	1,000	1,000
FHLB
1.625%, 07/27/11	7,410	7,435
0.785%, 11/25/11	6,000	6,014
0.530%, 07/01/11	19,000	19,012
0.290%, 01/20/12(A)	2,800	2,800
0.260%, 11/17/11	12,000	11,997
FHLB, Ser 1
2.625%, 05/20/11	19,000	19,024
0.163%, 10/25/12(A)	2,000	1,999
FHLB DN (B)
0.178%, 05/04/11	14,000	14,000
0.166%, 06/01/11	2,000	2,000
0.163%, 09/09/11	5,000	4,997
0.138%, 05/18/11	3,000	3,000
FHLMC (A)
0.230%, 10/12/12	723	723
0.213%, 04/03/12	5,149	5,149
0.193%, 02/04/13	12,000	11,989
0.191%, 08/10/12	4,790	4,788
0.181%, 12/14/11	7,000	7,000
0.173%, 03/21/13	4,000	3,996
0.163%, 12/21/11	3,000	3,000
FHLMC DN (B)
0.240%, 07/06/11	6,000	5,997
0.235%, 05/23/11	15,000	14,998
0.192%, 07/25/11	41,004	40,985
0.180%, 10/18/11	6,310	6,305
0.170%, 07/18/11	10,500	10,496
0.170%, 09/20/11	15,000	14,990
0.160%, 07/20/11 to 09/12/11	32,500	32,486
0.150%, 10/17/11	7,000	6,995
0.140%, 09/26/11	14,861	14,852
FHLMC DN, Ser RB (B)
0.250%, 08/16/11	21,000	20,984
0.225%, 06/07/11	6,000	5,999
0.220%, 07/05/11	12,000	11,995
0.215%, 06/21/11	7,000	6,998
0.200%, 07/07/11	4,000	3,999
FHLMC MTN
0.176%, 02/16/12(A)	10,291	10,291

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA (A)
0.290%, 11/23/12	$435	$435
0.243%, 12/20/12	4,000	3,999
FNMA, Ser 1
0.400%, 02/01/13 (A)	5,850	5,848
FNMA DN (B)
0.200%, 08/10/11	7,000	6,996
0.170%, 06/01/11 to 09/14/11	66,090	66,059
0.160%, 08/31/11	15,000	14,992
0.155%, 08/24/11	10,000	9,995
0.145%, 09/21/11	12,000	11,993
0.100%, 08/08/11	9,000	8,997
FNMA DN, Ser RB
0.250%, 07/07/11 (B)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $513,106) ($ Thousands)		513,106

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bills (B)
0.203%, 07/07/11	11,000	10,996
0.190%, 05/26/11	14,000	13,998
U.S. Treasury Notes
1.125%, 06/30/11	5,000	5,007
1.000%, 07/31/11 to 10/31/11	10,500	10,535
0.750%, 11/30/11	4,000	4,013

Total U.S. Treasury Obligations (Cost $44,549) ($ Thousands)		44,549

REPURCHASE AGREEMENTS (C) — 38.2%
Barclays
0.140%, dated 02/23/11, to be repurchased on 05/02/11, repurchase price $11,002,909 (collateralized by various U.S. Treasury obligations, ranging in par value $1,391,000-$14,593,000, 0.000%-0.000%, 12/15/17- 01/15/21, with total market value $11,220,491)	11,000	11,000
Barclays
0.140%, dated 03/16/11, to be repurchased on 05/13/11, repurchase price $11,002,481 (collateralized by various U.S. Treasury obligations, ranging in par value $2.872,000-$12,908,000, 0.000%-0.000%, 04/15/18- 01/15/21, with total market value $11,220,099) (D)	11,000	11,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Government Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Barclays
0.080%, dated 04/27/11, to be repurchased on 05/03/11, repurchase price $80,001,067 (collateralized by various U.S. Treasury obligations, ranging in par value $45,000-$12,483,000, 0.000%-0.000%, 04/15/13- 01/15/30, with total market value $81,600,469)	$80,000	$80,000
BNP Paribas
0.060%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $48,000,240 (collateralized by American Express, par value $48,000,466, 3.150%, 12/09/11 with total market value $49,440,000)	48,000	48,000
Goldman Sachs
0.040%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $120,290,401 (collateralized by various FFCB, ranging in par value $7,386,000- $115,402,000, 0.000%-0.290%, 06/22/12-08/22/13, with total market value $122,696,977)	120,290	120,290
Goldman Sachs
0.060%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $48,000,240 (collateralized by various GNMA, ranging in par value $50,000- $12,400,000, 2.625%-9.250%, 06/20/16-07/20/40 with total market value $48,960,245)	48,000	48,000
UBS
0.060%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $48,000,240 (collateralized by various corporate obligations*, ranging in par value $5,133,708-$7,233,000, 1.875%- 3.250%, 03/12/12-11/15/12, with total market value $49,440,001)	48,000	48,000

Total Repurchase Agreements (Cost $366,290) ($ Thousands)		366,290

Total Investments — 96.3% (Cost $923,945) ($ Thousands) †		$923,945

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2011, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	American Express	3.150%	12/09/11	$5,134
	Citibank	0.289	07/12/11	7,000
	Citigroup Funding	1.875	12/15/12	7,233
	GE Capital	2.250	03/12/12	5,992
	Morgan Stanley	2.250	03/13/12	5,505
	Regions Bank	3.250	12/09/11	5,199
	Suntrust Bank	3.000	11/16/11	6,336
	Wells Fargo	3.000	12/09/11	5,929

Percentages are based on Net Assets of $959,425 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Security considered illiquid. The total value of such securities as of April 30, 2011 was $11,000 ($ Thousands) and represented 1.15% of Net Assets.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.4%
FFCB
5.375%, 07/18/11	$1,047	$1,059
3.125%, 09/23/11	1,000	1,012
0.500%, 05/02/12 (A)	2,000	2,004
0.380%, 08/02/11	3,000	3,002
0.260%, 02/07/13 (A)	13,000	12,998
0.251%, 01/10/13 (A)	14,500	14,496
0.244%, 12/13/12 (A)	6,852	6,854
0.234%, 03/01/12 (A)	15,000	14,997
0.230%, 11/05/12 (A)	540	540
0.230%, 11/26/12 (A)	11,000	11,000
0.213%, 11/27/12 (A)	2,000	2,000
0.201%, 12/28/12 (A)	13,000	13,000
0.193%, 03/21/12 (A)	13,000	12,999
0.183%, 03/27/12 (A)	9,000	8,999
0.160%, 11/29/12 (A)	7,000	6,998
0.156%, 11/17/11 (A)	500	500
FFCB, Ser 1 (A)
0.219%, 01/25/13	1,848	1,848
0.219%, 03/22/13	5,000	5,000
0.204%, 12/13/11	6,000	6,000
FFCB DN (B)
0.500%, 05/25/11	5,465	5,465
0.230%, 07/25/11	2,000	1,999
0.210%, 07/01/11	5,000	4,998
0.200%, 06/06/11	3,000	2,999
0.190%, 05/26/11	5,000	4,999
0.165%, 11/21/11	3,600	3,597
0.137%, 10/17/11	9,000	8,994
0.135%, 09/08/11	2,200	2,199
0.130%, 09/09/11	6,300	6,297
0.100%, 05/02/11	34,000	34,000
0.070%, 05/12/11 to 07/05/11	7,000	7,000
0.050%, 06/02/11	6,000	6,000
FHLB
5.375%, 08/19/11	1,800	1,828
3.625%, 07/01/11 to 09/16/11	4,075	4,125
1.625%, 07/27/11	2,255	2,263
0.785%, 11/25/11	8,000	8,019
0.540%, 05/24/11	5,000	5,001
0.530%, 07/01/11	5,000	5,003
0.290%, 01/20/12 (A)	14,000	13,999
0.260%, 11/17/11	10,000	9,997
0.192%, 02/10/12 (A)	2,500	2,499
FHLB, Ser 1
2.625%, 05/20/11	6,000	6,008
0.170%, 09/16/11	1,150	1,150
0.163%, 10/25/12 (A)	3,700	3,699
FHLB, Ser 2 (A)
0.149%, 08/01/11	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLB DN (B)
1.140%, 05/05/11	$3,000	$3,000
0.215%, 06/15/11 to 06/22/11	24,400	24,392
0.212%, 06/17/11	15,000	14,996
0.210%, 07/08/11	13,000	12,995
0.205%, 05/12/11	3,000	3,000
0.200%, 07/27/11	6,000	5,997
0.189%, 06/03/11	30,000	29,995
0.178%, 05/04/11	70,000	69,999
0.175%, 09/23/11	10,000	9,993
0.168%, 09/14/11	29,000	28,982
0.166%, 06/01/11	11,000	10,998
0.165%, 09/07/11	2,000	1,999
0.163%, 09/09/11	9,000	8,995
0.160%, 08/31/11	2,091	2,090
0.157%, 05/11/11	73,000	72,997
0.140%, 05/13/11 to 10/14/11	15,035	15,032
0.138%, 05/18/11	74,000	73,995
0.130%, 05/20/11 to 07/01/11	32,780	32,776
0.128%, 05/25/11	55,000	54,995
0.120%, 07/15/11	26,000	25,994
0.098%, 07/06/11	36,000	35,994
0.092%, 07/22/11	40,000	39,992
0.090%, 06/08/11	33,000	32,997
0.080%, 07/13/11	22,313	22,309
0.078%, 07/20/11	26,000	25,996
0.001%, 05/02/11	178,890	178,890

Total U.S. Government Agency Obligations (Cost $1,118,842) ($ Thousands)		1,118,842

U.S. TREASURY OBLIGATIONS — 14.9%
U.S. Treasury Bills (B)
0.210%, 06/02/11	7,000	6,999
0.203%, 07/07/11	15,000	14,994
0.190%, 05/26/11	15,000	14,998
0.160%, 11/17/11	2,700	2,698
0.140%, 10/06/11	7,000	6,996
0.135%, 09/22/11	6,600	6,596
0.015%, 05/05/11	67,141	67,141
U.S. Treasury Notes
4.875%, 07/31/11	17,000	17,205
1.125%, 06/30/11	17,000	17,025
1.000%, 07/31/11 to 10/31/11	29,000	29,097
0.750%, 11/30/11	14,100	14,145

Total U.S. Treasury Obligations (Cost $197,894) ($ Thousands)		197,894

Total Investments — 99.3% (Cost $1,316,736) ($ Thousands) †		$1,316,736

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2011

Percentages are based on Net Assets of $1,326,236 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 36.1%
Argento Variable Funding LLC
0.320%, 06/02/11	$24,000	$23,993
0.310%, 06/28/11	4,700	4,698
Atlantis One Funding
0.370%, 09/07/11	20,700	20,673
BNZ International Funding
0.401%, 07/12/11 to 09/02/11	60,700	60,639
0.361%, 05/24/11	9,000	8,998
0.300%, 05/03/11	12,600	12,600
Cancara Asset Securitisation LLC
0.300%, 05/20/11	28,300	28,296
Chariot Funding LLC
0.240%, 07/05/11	2,650	2,649
0.200%, 07/25/11	42,000	41,980
Coca-Cola
0.240%, 07/07/11	28,500	28,487
0.200%, 07/11/11	19,250	19,242
Commonwealth Bank of Australia
0.381%, 06/14/11	6,000	5,997
0.380%, 06/15/11	2,500	2,499
0.350%, 06/10/11	10,500	10,496
0.240%, 07/05/11	5,200	5,198
DnB Bank
0.370%, 09/07/11	4,200	4,194
Fairway Finance LLC
0.220%, 07/06/11	3,600	3,599
FCAR Owner Trust
0.451%, 05/06/11 to 07/05/11	110,000	109,928
Gemini Securitization LLC
0.300%, 05/02/11	14,000	14,000
General Electric Capital
0.361%, 07/14/11	19,000	18,986
0.321%, 12/08/11 to 12/16/11	40,900	40,818
Govco LLC
0.230%, 07/27/11	25,700	25,686
Grampian Funding LLC
0.320%, 06/01/11	64,000	63,982
0.310%, 07/05/11	24,600	24,586
ING US Funding LLC
0.300%, 07/14/11	3,040	3,038
Jupiter Securitization LLC
0.290%, 08/01/11	3,180	3,178
Kells Funding LLC
0.371%, 05/16/11	31,600	31,595
0.370%, 05/17/11	31,500	31,495
0.360%, 05/18/11	26,000	25,996
Liberty Street Funding LLC
0.270%, 06/27/11	9,005	9,001
0.200%, 06/10/11	22,000	21,995
Manhattan Asset Funding LLC
0.301%, 05/20/11	50,000	49,992

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Market Street Funding LLC
0.250%, 07/01/11 to 07/11/11	$14,866	$14,859
0.220%, 07/27/11	20,714	20,703
MetLife Short Term Funding LLC
0.320%, 05/02/11 to 07/25/11	59,700	59,690
0.310%, 05/31/11	67,000	66,982
0.280%, 06/17/11 to 08/22/11	68,500	68,459
Mont Blanc Capital
0.230%, 07/14/11	80,800	80,763
NRW.BANK
0.300%, 05/03/11	29,500	29,499
Prudential PLC
0.350%, 06/07/11 to 07/05/11	15,000	14,992
0.344%, 06/03/11	37,900	37,888
0.320%, 05/04/11 to 05/16/11	48,000	47,995
Sanofi-Aventis
0.330%, 09/20/11	17,300	17,277
0.280%, 07/19/11	33,000	32,980
Societe Generale North America
0.402%, 05/02/11	97,500	97,499
0.400%, 05/03/11	3,000	3,000
Surrey Funding
0.260%, 08/02/11	7,600	7,595
Thunder Bay Funding LLC
0.300%, 10/11/11	12,200	12,183
Toyota Financial Services de Puerto Rico
0.300%, 07/12/11 to 07/13/11	12,000	11,992
Toyota Motor Credit
0.381%, 06/13/11	10,000	9,995
0.290%, 07/12/11	18,200	18,189
0.290%, 07/13/11	12,100	12,093
Variable Funding Capital LLC
0.340%, 07/05/11	12,000	11,993
Windmill Funding I
0.230%, 07/11/11	14,400	14,393

Total Commercial Paper (Cost $1,449,533) ($ Thousands)		1,449,533

CERTIFICATES OF DEPOSIT — 30.5%
Bank of Montreal
0.350%, 06/15/11	14,000	14,000
0.200%, 05/04/11	25,635	25,635
Bank of Nova Scotia
0.350%, 06/20/11	10,000	10,000
0.350%, 06/27/11	15,000	15,000
0.240%, 07/05/11	19,250	19,250
Bank of Tokyo-Mitsubishi UFJ NY
0.980%, 07/12/11	6,400	6,408
Barclays Bank PLC
0.321%, 10/03/11	31,400	31,400
0.311%, 08/11/11	68,700	68,700
0.291%, 09/28/11	43,400	43,400

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.540%, 09/23/11	$17,600	$17,600
0.510%, 09/12/11	71,000	71,000
0.509%, 09/23/11	25,300	25,300
0.489%, 09/06/11	37,300	37,300
Caisse Cent Desjadins
0.340%, 05/09/11	94,000	94,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.370%, 08/10/11	8,040	8,041
Credit Industriel et Commercial
0.405%, 05/16/11	23,000	23,000
0.400%, 05/17/11	69,700	69,700
0.375%, 05/03/11	20,000	20,000
National Australia Bank
0.425%, 06/01/11	18,000	18,000
0.385%, 06/07/11	10,000	10,000
0.315%, 05/12/11	16,000	16,000
National Bank of Australia
0.320%, 10/07/11	72,000	72,006
Nordea Bank Finland PLC
0.360%, 05/31/11	19,000	19,000
0.360%, 06/01/11	28,000	28,000
0.305%, 06/01/11	60,000	60,000
Rabobank Nederland
0.370%, 08/08/11	23,000	23,000
Societe Generale
0.385%, 06/06/11	17,000	17,000
0.370%, 05/09/11	9,000	9,000
0.300%, 10/27/11	28,900	28,901
0.275%, 06/22/11	37,000	37,000
0.270%, 06/27/11	48,850	48,850
Sumitomo Mitsui Banking
0.300%, 05/10/11	50,000	50,000
Svenska Handlesbanken
0.305%, 06/03/11	33,000	33,000
Toronto-Dominion Bank
0.350%, 07/11/11	7,200	7,200
UBS
0.530%, 06/30/11	7,820	7,821
0.470%, 07/29/11	10,000	10,001
0.430%, 07/12/11	12,000	12,000
0.425%, 07/01/11	31,000	31,000
0.405%, 07/11/11	34,000	34,000
0.313%, 08/23/11 (C)	37,000	37,000
Westpac Banking
0.350%, 07/01/11	19,000	19,000

Total Certificates of Deposit (Cost $1,227,513) ($ Thousands)		1,227,513

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bills (A)
0.190%, 05/26/11	$15,000	$14,998
0.160%, 11/17/11	8,000	7,993
U.S. Treasury Notes
4.875%, 05/31/11	9,420	9,456
4.625%, 10/31/11	12,000	12,260
1.750%, 11/15/11	8,000	8,064
1.125%, 06/30/11	3,800	3,806
1.000%, 07/31/11 to 10/31/11	33,100	33,215
0.750%, 11/30/11	15,200	15,249

Total U.S. Treasury Obligations (Cost $105,041) ($ Thousands)		105,041

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FFCB
0.251%, 05/10/11 (C)	10,000	9,998
FFCB
0.184%, 07/20/11 (C)	12,000	12,000
FHLMC DN
0.150%, 05/31/11 (A)	19,900	19,897
0.170%, 09/20/11 (A)	10,500	10,493
FHLMC DN, Ser RB
0.200%, 07/07/11 (A)	11,000	10,996
FNMA
0.243%, 05/20/11 (C)	8,000	7,997
FNMA, Ser 1
0.400%, 05/01/11 (C)	22,900	22,893

Total U.S. Government Agency Obligations (Cost $94,274) ($ Thousands)		94,274

MUNICIPAL BONDS — 1.9%

Colorado — 0.4%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.230%, 05/04/11 (C)	100	100
0.230%, 05/04/11 (C)	900	900
0.210%, 05/04/11 (C)	1,825	1,825
0.200%, 05/04/11 (C)	3,125	3,125
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.210%, 05/04/11 (C)	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.190%, 05/04/11 (C)	4,050	4,050
Colorado State, Housing & Finance Authority, Ser C1, RB
0.220%, 05/04/11 (C)	1,000	1,000

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Ser CL1, RB
0.230%, 05/04/11 (C)	$600	$600
Colorado State, Housing & Finance Authority, Ser I, RB
0.210%, 05/04/11 (C)	1,140	1,140

		16,405

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.168%, 05/05/11 (C)	4,400	4,400

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.270%, 05/05/11 (C)	900	900
Iowa State, Finance Authority, Ser C, RB
0.168%, 05/05/11 (C)	10,115	10,115
Iowa State, Finance Authority, Ser G, RB
0.170%, 05/05/11 (C)	415	415
Iowa State, Finance Authority, Ser M, RB
0.190%, 05/05/11 (C)	850	850

		12,280

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.260%, 05/05/11 (C)	250	250
Kentucky State, Housing Development Authority, Ser W, RB
0.260%, 05/04/11 (C)	1,735	1,735

		1,985

Minnesota — 0.0%
Minnesota Housing Finance Agency, Ser T, RB
0.210%, 05/05/11 (C)	195	195

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.230%, 05/04/11 (C)	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.210%, 05/05/11 (C)	3,600	3,600

Texas — 0.7%
Texas State, GO
0.300%, 05/03/11 (C)	4,245	4,245

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.280%, 05/03/11 (C)	$3,555	$3,555
0.270%, 05/03/11 (C)	4,290	4,290
Texas State, Ser A, GO
0.280%, 05/03/11 (C)	3,955	3,955
Texas State, Ser A-2, GO
0.178%, 05/04/11 (C)	400	400
Texas State, Ser B, GO
0.320%, 05/04/11 (C)	1,945	1,945
0.230%, 05/05/11 (C)	585	585
Texas State, Ser B2, GO
0.227%, 05/04/11 (C)	1,000	1,000
Texas State, Ser C, GO
0.230%, 05/04/11 (C)	9,525	9,525

		29,500

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.230%, 05/05/11 (C)	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.270%, 05/04/11 (C)	1,050	1,050
0.260%, 05/04/11 (C)	260	260

		2,300

Total Municipal Bonds (Cost $73,610) ($ Thousands)		73,610

TIME DEPOSIT — 1.1%
Citibank
0.080%, 05/02/11	43,000	43,000

Total Time Deposit (Cost $43,000) ($ Thousands)		43,000

REPURCHASE AGREEMENTS (D) — 25.5%
BNP Paribas
0.210%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $43,000,753 (collateralized by Deutsche Bank, par value $39,598,432, 6.000%, 09/01/17, with total market value $45,150,000)	43,000	43,000
Deutsche Bank
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $12,000,200 (collateralized by various corporate obligations*, ranging inpar value $3,021,782- $7,695,000, 6.500%-7.250%, 05/01/18-12/15/19, with total market value $12,600,000)	12,000	12,000

3	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $375,001,563 (collateralized by various FHLMC/FNMA, ranging in par value $2,482,212-$279,113,816, 2.376%-6.000%, 03/01/25- 05/01/41, with total market value $382,501,595)	$375,000	$375,000
JPMorgan Chase
0.250%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $39,000,812 (collateralized by various corporate obligations*, ranging in par value $2,821,000- $20,265,000, 6.375%-7.500%, 06/01/15-05/01/18, with total market value $40,952,317)	39,000	39,000
JPMorgan Chase
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $243,001,013 (collateralized by various FNMA, ranging in par value $70,375- $100,000,000, 3.000%-8.000%, 05/01/13-04/01/41, with total market value $247,862,777)	243,000	243,000
RBS
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $96,592,402 (collateralized by various GNMA, ranging in par value $740,000- $1,756,754, 3.000%-9.000%, 04/05/14-04/20/41, with total market value $98,524,797)	96,592	96,592
UBS
0.200%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $16,000,267 (collateralized by various corporate obligations*, ranging in par value $516,972-$8,190,377, 2.250%-4.750%, 09/30/15- 03/29/21, with total market value $16,800,000)	16,000	16,000
UBS
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $33,544,084 (collateralized by U.S. Treasury Notes, par value $34,070,800, 0.8750%, 05/31/11, with total market value $34,214,946)	33,544	33,544

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $166,337,701 (collateralized by various FNMA, ranging in par value $82,623,373-$83,098,361, 4.000%, 02/01/26-04/01/26, with total market value $171,703,740)	$168,337	$168,337

Total Repurchase Agreements (Cost $1,026,473) ($ Thousands)		1,026,473

Total Investments — 100.0% (Cost $4,019,444) ($ Thousands) †		$4,019,444

*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2011, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
Deutsche Bank	Husky Energy	7.250%	12/15/19	$3,022
	PPL Supply LLC	6.250	05/01/18	7,695
JPMorgan Chase	Anadarko Petroleum	6.375	09/15/17	20,265
	Centerpoint Energy	6.500	05/01/18	8,555
	Centerpoint Energy	6.850	06/01/15	3,805
	Tennessee Gas Pipeline	7.500	04/01/17	2,821
UBS	AON	3.500	09/30/15	517
	General Electric Capital	2.250	11/09/15	8,190
	Time Warner	4.750	03/29/21	8,030

Percentages are based on Net Assets of $4,020,461 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 45.2%
U.S. Treasury Bills (A)
0.210%, 06/02/11	$8,000	$7,999
0.203%, 07/07/11	11,000	10,996
0.135%, 09/22/11	2,100	2,099
0.116%, 08/18/11	3,250	3,249
0.113%, 10/27/11	8,000	7,996
0.093%, 07/28/11	17,000	16,991
0.062%, 07/14/11	9,600	9,599
U.S. Treasury Notes
5.125%, 06/30/11	11,000	11,089
5.000%, 08/15/11	4,000	4,057
4.875%, 05/31/11 to 07/31/11	21,000	21,170
4.625%, 10/31/11	750	766
4.500%, 11/30/11	5,000	5,121
1.750%, 11/15/11	6,000	6,048
1.125%, 06/30/11	9,250	9,264
1.000%, 07/31/11 to 10/31/11	69,000	69,185
0.875%, 05/31/11	8,000	8,005
0.750%, 11/30/11	4,700	4,715

Total U.S. Treasury Obligations (Cost $198,349) ($ Thousands)		198,349

REPURCHASE AGREEMENTS (B) — 48.2%
Barclays
0.070%, dated 04/26/11, to be repurchased on 05/03/11, repurchase price $40,000,544 (collateralized by U.S. Treasury Notes, par value $30,819,800, 2.000%, 01/15/14, with total market value $40,800,125)	40,000	40,000
BNP Paribas
0.140%, dated 02/23/11, to be repurchased on 05/02/11, repurchase price $4,501,190 (collateralized by various U.S. Treasury Notes, ranging in par value $938,400-$2,012,200, 1.625%- 2.625%, 07/15/17-07/15/18, with total market value $4,590,096)	4,500	4,500
Citigroup
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $83,000,208 (collateralized by various U.S. Treasury obligations, ranging in parvalue $467,694-$508,215, 0.000%- 10.625%, 05/12/11-08/15/23, with total market value $84,660,015)	83,000	83,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBS
0.080%, dated 04/30/11, to be repurchased on 07/11/11, repurchase price $10,000,067 (collateralized by U.S. Treasury Notes, par value $10,135,000, 0.750%, 11/30/11, with total market value $10,202,709) (C)	$10,000	$10,000
UBS
0.030%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $73,941,185 (collateralized by U.S. Treasury Notes, par value $75,058,800, 1.000%, 07/31/11, with total market value $75,419,903)	73,941	73,941

Total Repurchase Agreements (Cost $211,441) ($ Thousands)		211,441

Total Investments — 93.4% (Cost $409,790) ($ Thousands) †		$409,790

Percentages are based on Net Assets of $438,847($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of April 30, 2011 was $10,000 ($ Thousands) and represented 2.28% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Treasury II Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 83.4%
U.S. Treasury Bills (A)
0.203%, 07/07/11	$21,102	$21,098
0.195%, 06/30/11	2,000	1,999
0.185%, 06/23/11	5,000	4,999
0.160%, 05/12/11	2,500	2,500
0.160%, 11/17/11	1,000	999
0.140%, 10/06/11	2,500	2,498
0.135%, 09/22/11	2,400	2,399
0.116%, 08/18/11	5,500	5,498
0.107%, 05/19/11	13,973	13,972
0.093%, 07/28/11	26,639	26,633
0.062%, 07/14/11	27,400	27,397
0.015%, 05/05/11	140,859	140,859
U.S. Treasury Notes
5.000%, 08/15/11	1,000	1,014
4.875%, 05/31/11 to 07/31/11	22,000	22,143
4.625%, 10/31/11	2,000	2,044
4.500%, 11/30/11	1,000	1,024
1.750%, 11/15/11	6,000	6,048
1.125%, 06/30/11	4,300	4,307
1.000%, 07/31/11 to 10/31/11	56,500	56,673
0.875%, 05/31/11	36,000	36,023
0.750%, 11/30/11	4,900	4,916

Total U.S. Treasury Obligations (Cost $385,043) ($ Thousands)		385,043

Total Investments — 83.4% (Cost $385,043) ($ Thousands) †		$385,043

Percentages are based on Net Assets of $461,502 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 55.0%

Agency Mortgage-Backed Obligations — 55.0%
FHLMC
7.375%, 09/01/18 (A)	$6	$6
7.287%, 03/01/19 (A)	20	20
7.250%, 01/01/18 to 09/01/20 (A)	39	40
7.125%, 07/01/18 to 11/01/20 (A)	12	12
7.000%, 02/01/16 to 11/01/18 (A)	28	29
6.875%, 07/01/18 to 07/01/18 (A)	18	18
6.750%, 09/01/16 to 01/01/17 (A)	9	9
6.625%, 02/01/16 to 06/01/18 (A)	7	8
6.500%, 07/01/16 to 01/01/17 (A)	12	13
6.000%, 06/01/21	1,044	1,144
4.500%, 07/01/23	7	8
2.781%, 06/01/24 (A)	52	53
2.613%, 06/01/24 (A)	109	110
2.597%, 07/01/24 (A)	20	21
2.582%, 06/01/17 (A)	27	27
2.516%, 12/01/23 (A)	2,168	2,275
2.510%, 07/01/20 (A)	4	4
2.501%, 05/01/24 (A)	59	59
2.485%, 04/01/22 (A)	37	37
2.435%, 04/01/19 to 05/01/19 (A)	46	47
2.425%, 04/01/29 (A)	97	99
2.393%, 12/01/23 (A)	102	102
2.385%, 02/01/19 (A)	25	26
2.293%, 04/01/29 (A)	43	44
2.250%, 03/01/19 (A)	29	29
2.000%, 02/01/17 (A)	3	3
1.875%, 06/01/16 (A)	4	4
1.750%, 04/01/16 to 03/01/17 (A)	7	6
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	716	838
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	215	220
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	267	269
FHLMC REMIC, Ser 2004-2805, Cl DG
4.500%, 04/15/17	176	179
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	238	244
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	3,289	3,450
FHLMC REMIC, Ser 2005-3022, Cl MB
5.000%, 12/15/28	916	940
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,310
FHLMC REMIC, Ser 2006-3148, Cl CF
0.619%, 02/15/34 (A)	1,729	1,734

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	$14,959	$16,022
FHLMC REMIC, Ser 3153, Cl FX
0.569%, 05/15/36 (A)	520	521
FNMA
7.000%, 06/01/37	67	76
6.500%, 05/01/26 to 09/01/36	1,445	1,623
6.442%, 04/01/14	3,788	4,048
6.000%, 02/01/23 to 09/01/24	18,403	20,131
5.942%, 11/01/11	200	200
5.890%, 10/01/11	2,183	2,182
5.500%, 06/01/16 to 12/01/25	5,216	5,659
5.300%, 07/01/19	1,390	1,527
5.140%, 11/01/15	3,252	3,549
5.090%, 11/01/15	4,144	4,516
5.016%, 02/01/13	73	76
5.000%, 03/01/19 to 08/01/19	642	691
4.975%, 12/01/13	1,415	1,512
4.835%, 11/01/12	998	1,034
4.830%, 02/01/13	2,191	2,286
4.771%, 09/01/15	7,113	7,743
4.621%, 04/01/13	106	111
4.100%, 07/01/13	942	983
3.730%, 05/01/14	13,555	13,789
3.580%, 10/01/16	2,426	2,482
3.274%, 12/01/29 (A)	131	132
2.990%, 10/01/17	3,473	3,458
2.630%, 09/01/17	23,024	22,644
2.525%, 08/01/29 (A)	503	530
2.406%, 09/01/24 (A)	798	825
2.363%, 09/01/25 (A)	117	122
2.268%, 02/01/27 (A)	116	120
2.196%, 05/01/28 (A)	742	767
2.087%, 08/01/27 (A)	461	465
FNMA REMIC, Ser 1992-61, Cl FA
0.900%, 10/25/22 (A)	140	140
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	57	62
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	28	31
FNMA REMIC, Ser 1994-77, Cl FB
1.750%, 04/25/24(A)	12	13
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	142	153
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	762	809
FNMA REMIC, Ser 2002-53, Cl FK
0.613%, 04/25/32 (A)	242	242
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	737	764
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	2,470	2,542

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	$131	$133
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	432	437
FNMA REMIC, Ser 2006-76, Cl QF
0.613%, 08/25/36 (A)	2,720	2,727
FNMA REMIC, Ser 2006-79, Cl DF
0.563%, 08/25/36 (A)	2,493	2,495
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	4,338	4,745
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	10,020	10,648
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	11,200	11,969
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	13,324
FNMA TBA
6.000%, 05/01/32	103,600	113,280
GNMA
6.500%, 04/15/17 to 02/20/39	2,912	3,290
6.000%, 06/15/16 to 09/15/19	436	476
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.034%, 09/16/35 (A)	187	33
GNMA TBA
4.000%, 05/01/39	32,600	33,023
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	1,080	1,084

Total Mortgage-Backed Securities (Cost $334,309) ($ Thousands)		338,681

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
FHLB
3.250%, 09/12/14	9,915	10,523
2.750%, 03/13/15	4,440	4,627
FHLMC
2.500%, 04/23/14	50,024	51,989
FNMA
5.000%, 03/15/16	18,352	20,809
3.000%, 09/16/14	2,220	2,343
2.750%, 03/13/14	35,520	37,177
0.750%, 02/26/13	12,580	12,611

Total U.S. Government Agency Obligations (Cost $137,113) ($ Thousands)		140,079

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Notes
2.625%, 11/15/20	23,236	21,984

Description	Face Amount ($ Thousands)	Value ($ Thousands)

1.000%, 03/31/12	$101,073	$101,768

Total U.S. Treasury Obligations (Cost $122,975) ($ Thousands)		123,752

REPURCHASE AGREEMENTS (B) — 27.8%
BNP Paribas
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $149,600,623 (collateralized by various FHLMC/FNMA, ranging in parvalue $145,252,887- $189,482,409, 5.000%-5.500%, 08/01/24-03/01/36, with total market value $152,592,000)	149,600	149,600
JPMorgan Chase
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $21,200,088 (collateralized by FNMA, par value $21,750,000, 6.250%-7.750%, 01/01/41, with total market value $21,625,500)	21,200	21,200

Total Repurchase Agreements (Cost $170,800) ($ Thousands)		170,800

Total Investments — 125.7% (Cost $765,197) ($ Thousands) †		$773,312

Futures - A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(829)	Jun-2011	$(1,405)
U.S. 2-Year Treasury Note	809	Jul-2011	870
U.S. 5-Year Treasury Note	(283)	Jul-2011	(569)

			$(1 ,104)

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2011

Percentages are based on Net Assets of $615,531 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

IO — Interest Only—face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2011, the tax basis cost of the Fund’s Investments was $765,197 ($ Thousands), and the unrealized appreciation and depreciation were $9,416 ($ Thousands) and ($1,301) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$338,681	$—	$338,681
U.S. Government Agency Obligations	—	140,079	—	140,079
U.S. Treasury Obligations	—	123,752	—	123,752
Repurchase Agreements	—	170,800	—	170,800

Total	$—	$773,312	$—	$773,312

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(1,104)	$—	$—	$(1,104)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 78.2%

Agency Mortgage-Backed Obligations — 78.2%
FHLMC
6.500%, 01/01/18 to 12/01/32	$253	$286
6.000%, 09/01/24	817	895
5.500%, 06/01/19 to 12/01/20	490	532
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	10	11
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	172	181
FHLMC REMIC, Ser 2003-2586, Cl NK
3.500%, 08/15/16	12	13
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	124	127
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,780	2,981
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	193	195
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	760	787
FHLMC REMIC, Ser 2004-2802, Cl PF
0.688%, 09/15/33 (A)	708	710
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,401
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	71	72
FNMA
9.500%, 05/01/18	26	29
6.500%, 03/01/33 to 10/01/34	160	180
6.450%, 10/01/18	537	603
6.000%, 02/01/23	551	604
5.931%, 02/01/12	489	497
5.680%, 06/01/17	544	592
5.626%, 12/01/11	1,019	1,030
5.500%, 03/01/14 to 12/01/25	2,896	3,142
5.034%, 08/01/15	374	407
5.016%, 02/01/13	190	197
5.000%, 02/01/13 to 06/01/23	2,889	3,081
4.771%, 09/01/15	1,245	1,355
4.360%, 12/01/15	982	1,042
3.790%, 07/01/13	1,028	1,067
2.990%, 10/01/17	3,275	3,261
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	201	216
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	617	636
FNMA REMIC, Ser 2006-79, Cl DF
0.563%, 08/25/36 (A)	440	440
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	755	825
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	1,025	1,089

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	$1,296	$1,385
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,209
FNMA TBA
6.000%, 05/01/32	2,500	2,734
GNMA
8.750%, 07/20/17 to 07/20/17	8	9
8.500%, 11/20/16 to 08/20/17	40	45
7.500%, 11/15/25 to 03/15/27	32	38
6.000%, 09/15/24	655	729
GNMA TBA
4.000%, 05/01/39	2,400	2,431
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	262	263

Total Mortgage-Backed Securities (Cost $38,363) ($ Thousands)		39,327

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
FHLB
2.750%, 03/13/15	3,000	3,126
FNMA
5.000%, 03/15/16	1,090	1,236
2.750%, 03/13/14	2,050	2,146

Total U.S. Government Agency Obligations (Cost $6,368) ($ Thousands)		6,508

U.S. TREASURY OBLIGATION — 9.9%
U.S. Treasury Notes
2.250%, 05/31/14 (B)	4,800	4,972

Total U.S. Treasury Obligation (Cost $4,971) ($ Thousands)		4,972

ASSET-BACKED SECURITY — 1.4%

Other — 1.4%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	666	705

Total Asset-Backed Security (Cost $666) ($ Thousands)		705

Total Investments — 102.4% (Cost $5 0,368) ($ Thousands) †		$51,512

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2011

Futures - A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(100)	Jun -2011	$(203)
U.S. 2-Year Treasury Note	(10)	Jul-2011	(11)
U.S. 5-Year Treasury Note	240	Jul-2011	452

			$238

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $50,281 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2011, the tax basis cost of the Fund’s Investments was $50,368 ($ Thousands), and the unrealized appreciation and depreciation were $1,367 ($ Thousands) and ($223) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$39,327	$—	$39,327
U.S. Government Agency Obligation	—	6,508	—	6,508
U.S. Treasury Obligations	—	4,972	—	4,972
Asset-Backed Security	—	705	—	705

Total	$—	$51,512	$—	$51,512

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$238	$—	$—	$238

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.6%

Agency Mortgage-Backed Obligations — 98.6%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.931%, 05/15/11 (A)	$645	$101
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.401%, 05/15/11 (A)	1,234	160
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.211%, 05/15/11 (A)	4,353	569
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.231%, 05/15/11 (A)	3,833	537
FHLMC REMIC, Ser 2010-3631, IO
6.231%, 05/15/11 (A)	16,832	2,343
FNMA
8.000%, 09/01/14 to 09/01/28	94	108
7.000%, 08/01/29 to 09/01/32	325	374
6.500%, 09/01/32	125	142
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	30	34
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	57	64
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,380	1,493
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.197%, 05/25/11 (A)	9,280	1,320
GNMA
10.000%, 05/15/16 to 09/15/19	17	19
9.500%, 11/15/16 to 11/15/20	50	59
9.000%, 12/15/17 to 05/15/22	130	150
8.500%, 10/15/16 to 06/15/17	42	44
8.000%, 04/15/17 to 03/15/32	619	712
7.750%, 10/15/26	43	50
7.500%, 02/15/27 to 10/15/35	357	415
7.250%, 01/15/28	135	156
7.000%, 04/15/19 to 06/20/38	5,779	6,649
6.750%, 11/15/27	47	54
6.500%, 02/15/13 to 05/15/40	5,512	6,234
6.000%, 07/15/24 to 10/15/39	3,233	3,586
5.500%, 01/15/33 to 12/15/38	12,997	14,243
5.000%, 04/15/33 to 06/15/40 (B)	26,390	28,423
4.500%, 08/15/33 to 10/15/40	4,359	4,578
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	840	966
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	4,254	505
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.034%, 09/16/35 (A)	4,686	818
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,890
GNMA TBA
6.500%, 05/30/35	700	790
6.000%, 04/30/35	12,000	13,252
5.500%, 04/30/35	22,900	24,925

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 05/01/40	$12,500	$13,389
4.500%, 05/15/39	45,500	47,576
4.000%, 05/01/39	33,600	34,036

Total Mortgage-Backed Securities (Cost $203,185) ($ Thousands)		211,764

REPURCHASE AGREEMENTS (C) — 62.9%
JPMorgan Chase
0.050%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $52,800,220 (collateralized by various FNMA, ranging in par value $924,886- $1,007,948, 3.000%-6.500%, 09/01/13-04/01/41, with total market value $53,857,843)	52,800	52,800
UBS
0.060%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $82,400,412 (collateralized by various FNMA, ranging in par value $30,107,879- $51,185,294, 3.500%-5.500%, 01/01/26-01/01/39, with total market value $84,048,000)	82,400	82,400

Total Repurchase Agreements (Cost $135,200) ($ Thousands)		135,200

Total Investments — 161.5% (Cost $338,385) ($ Thousands) †		$346,964

Futures - A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	108	Jun-2011	$186
U.S. 5-Year Treasury Note	(34)	July-2011	(73)
U.S. 2-Year Treasury Note	(56)	July-2011	(52)
U.S. Long Treasury Bond	(5)	Jun-2011	(5)

			$56

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $214,818 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2011

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2011, the tax basis cost of the Fund’s Investments was $338,385 ($ Thousands), and the unrealized appreciation and depreciation were $9,016 ($ Thousands) and ($437) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$211,764	$—	$211,764
Repurchase Agreements	—	135,200	—	135,200

Total	$—	$346,964	$—	$346,964

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$56	$—	$—	$56

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ASSET-BACKED SECURITIES — 37.2%

Automotive — 25.3%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (A)	$1,811	$1,833
Ally Auto Receivables Trust, Ser 2009- B, Cl A2
1.210%, 06/15/12 (A)	211	211
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	1,118	1,127
Ally Auto Receivables Trust, Ser 2010- 2, Cl A3
1.380%, 07/15/14	371	373
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	965	967
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	428	428
Ally Master Owner Trust, Ser 2010-1, Cl A
1.969%, 01/15/15 (A)(B)	944	962
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,032	1,060
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.089%, 01/15/16 (B)	642	645
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	339
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	791	793
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	473	473
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	418	433
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	272	273
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	360	360
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	439	447

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	$50	$50
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	755	763
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,081	1,180
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	258	276
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	179
Avis Budget Rental Car Funding, Ser 2011-1A
1.850%, 11/20/13 (A)	560	560
Bank of America Auto Trust, Ser 2009- 1A
3.520%, 06/15/16 (A)	932	963
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (A)	677	682
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (A)	462	476
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	1,116	1,123
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	258	260
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	390	391
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	460	461
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	309	315
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	628	641
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	545	556
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	383	389

1	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	$137	$141
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	627	632
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	755	762
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	596	595
CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	320	320
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	577	577
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	194	194
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A4
5.280%, 03/08/13	197	200
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	43	44
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	820	833
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.719%, 05/15/13 (B)	292	294
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	534	540
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	100	100
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	121	121
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	399	402
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	810	810
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	426	427

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.469%, 06/15/13 (B)	$604	$603
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.769%, 09/15/14 (B)	839	852
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.869%, 12/15/14 (A)(B)	1,593	1,624
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.469%, 12/15/14 (A)(B)	816	835
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.819%, 02/15/16 (B)	208	208
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.763%, 10/20/14 (A)(B)	944	958
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	487	491
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	518	530
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	234	239
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	921	929
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	713	717
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	365	366
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (A)	714	750
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (A)	835	853
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	571	575
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	665	665
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	485	486

2	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	$765	$800
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	168	170
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	363	367
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	567	568
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	571	572
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,181	1,194
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	243	251
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	1,049	1,049
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	286	292
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3
4.460%, 04/16/12	39	39
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	640	641
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	401	402
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	787	789
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	661
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	426	427
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	750	750
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	229	229

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	$397	$399
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	627	628
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	495	498
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	917	943
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	191	192
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	540	540
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	108	108
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	1,104	1,108
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	800	800

		53,130

Credit Card — 4.9%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.219%, 03/16/15 (A)(B)	632	640
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	850	894
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	789	800
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.610%, 10/15/15 (B)	546	546
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.519%, 11/17/14 (B)	231	230

3	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	$504	$505
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	770	772
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.519%, 12/15/14 (B)	875	886
Discover Card Master Trust, Ser 2009- A2, Cl A
1.519%, 02/17/15 (B)	1,175	1,191
Discover Card Master Trust, Ser 2011- A1, Cl A1
0.569%, 08/15/16 (B)	845	847
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.319%, 04/15/15 (B)	1,120	1,138
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,093	1,101
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.769%, 01/15/17 (B)	619	622

		10,172

Miscellaneous Business Services — 6.8%
ACAS Business Loan Trust, Ser 2005- 1A, Cl A1
0.524%, 07/25/19 (A)(B)(C)	109	106
ACAS Business Loan Trust, Ser 2007- 1A, Cl C
1.164%, 08/16/19 (A)(B)	298	214
AH Mortgage Advance Trust, Ser 2010- ADV2, Cl A1
4.210%, 05/10/41 (A)	531	532
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.501%, 01/18/21 (A)(B)	473	439
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.763%, 08/22/16 (A)(B)	114	103
CIT Equipment Collateral, Ser 2009- VT1, Cl A3
3.070%, 08/15/16 (A)	330	332
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	798	827
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	605	606
CNH Wholesale Master Note Trust, Ser 2011-1A
1.019%, 12/15/15 (A)(B)	392	394

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colts Trust, Ser 2006-2A, Cl A
0.589%, 12/20/18 (A)(B)	$172	$167
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.403%, 06/25/36 (B)	138	119
Franklin CLO, Ser 2003-4A, Cl A
0.859%, 09/20/15 (A)(B)(C)	58	57
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	554	554
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	692	693
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	705	709
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	610	621
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	365	365
Katonah CLO, Ser 2005-7A, Cl B
0.733%, 11/15/17 (A)(B)(C)	504	394
Lambda Finance, Ser 2005-1A, Cl B3
0.683%, 11/15/29 (A)(B)	353	323
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.609%, 03/22/21 (A)(B)	420	352
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.413%, 12/25/35 (B)	111	107
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.213%, 09/20/19 (A)(B)	135	132
Sierra Receivables Funding LLC, Ser 2009-2A, Cl NT
4.520%, 08/20/26 (A)	65	65
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.364%, 07/25/22 (B)	779	777
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.354%, 04/25/23 (B)	448	447
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.274%, 07/25/17 (B)	427	424
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.374%, 10/25/16 (B)	752	761
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.733%, 03/25/26 (B)	1,974	1,976

4	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-A, Cl A1
1.213%, 10/15/24 (A)(B)	$240	$240
World Omni Master Owner Trust, Ser 2009-1, Cl A
1.919%, 07/15/13 (A)(B)	1,469	1,473

		14,309

Mortgage Related — 0.2%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.323%, 10/25/36 (B)	72	72
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.813%, 06/25/33 (B)	42	35
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.423%, 12/25/35 (B)	261	229
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	71

		407

Total Asset-Backed Securities (Cost $78,330) ($ Thousands)		78,018

CORPORATE OBLIGATIONS — 35.8%

Banks — 8.8%
ANZ National International
2.375%, 12/21/12 (A)	342	347
Bank of Montreal
2.125%, 06/28/13	504	515
Bank of Montreal MTN
0.743%, 04/29/14 (B)	500	501
Bank of Nova Scotia
0.561%, 11/26/12 (B)	776	776
2.250%, 01/22/13	447	458
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	336	343
BB&T
0.973%, 04/28/14 (B)	525	526
BB&T MTN
3.375%, 09/25/13	629	658
BNP Paribas MTN
2.125%, 12/21/12	546	555
Canadian Imperial Bank of Commerce
0.511%, 05/04/12	839	839
1.450%, 09/13/13	703	705
Danske Bank MTN
1.331%, 04/14/14 (A)(B)	1,050	1,050
Deutsche Bank
2.375%, 01/11/13	315	322
Groupe BPCE
2.375%, 10/04/13 (A)	504	510

Description	Face Amount ($ Thousands)	Value ($ Thousands)

HSBC Bank PLC
1.076%, 01/17/14 (A)(B)	$923	$928
ING Bank
2.650%, 01/14/13 (A)	525	528
2.000%, 10/18/13 (A)	629	623
Intesa Sanpaolo
2.375%, 12/21/12	629	633
Nordea Bank
1.750%, 10/04/13 (A)	629	636
Royal Bank of Canada
0.575%, 04/17/14 (B)	1,000	1,001
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	863
Santander US Debt Unipersonal
0.674%, 10/21/11 (A)(B)	692	689
Societe Generale
2.200%, 09/14/13 (A)	525	529
Societe Generale MTN
1.326%, 04/11/14 (A)(B)	1,000	1,001
State Street
0.660%, 03/07/14 (B)	715	716
Swedbank Hypotek
0.759%, 03/28/14 (A)(B)	1,400	1,408
Wachovia MTN
5.500%, 05/01/13	734	794

		18,454

Consumer Products — 1.1%
CVS Caremark
5.750%, 08/15/11	734	745
DIRECTV Holdings LLC
3.500%, 03/01/16	465	472
President and Fellows of Harvard College
3.700%, 04/01/13	556	585
Procter & Gamble
1.350%, 08/26/11	525	528

		2,330

Energy — 0.8%
BP Capital Markets PLC
5.250%, 11/07/13	525	569
0.910%, 03/11/14 (B)	1,000	1,006

		1,575

Financial Services — 8.5%
Ally Financial
2.200%, 12/19/12	252	259
0.309%, 12/19/12 (B)	734	735
American Honda Finance
2.375%, 03/18/13 (A)	248	252
American Honda Finance MTN
0.531%, 08/28/12 (A)(B)	420	420
0.479%, 03/27/12 (A)(B)	734	734

5	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America MTN
2.100%, 04/30/12	$629	$640
1.693%, 01/30/14 (B)	750	763
Banque PSA Finance
2.203%, 04/04/14 (A)(B)	750	748
Caterpillar Financial Services
0.595%, 04/01/14 (B)	850	853
Caterpillar Financial Services MTN
1.900%, 12/17/12	350	357
Citigroup
5.125%, 05/05/14	839	905
2.125%, 04/30/12	63	64
1.235%, 04/01/14 (B)	1,250	1,249
Credit Agricole Home Loan SFH
1.024%, 07/21/14 (A)(B)	1,000	1,002
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	540
2.250%, 01/10/14 (A)	135	136
General Electric Capital
1.144%, 01/07/14 (B)	420	423
General Electric Capital MTN
1.875%, 09/16/13	839	845
0.309%, 12/21/12 (B)	2,413	2,413
John Deere Capital MTN
1.875%, 06/17/13	420	428
Kimco Realty
6.000%, 11/30/12	734	782
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	202	202
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	122	125
Toyota Motor Credit MTN
1.375%, 08/12/13	839	843
Ventas Realty
3.125%, 11/30/15	519	514
Volkswagen International Finance
0.917%, 04/01/14 (A)(B)	850	853
Western Union
0.890%, 03/07/13 (B)	810	813

		17,898

Food, Beverage & Tobacco — 2.6%
Anheuser-Busch InBev Worldwide
1.038%, 03/26/13 (B)	315	318
0.824%, 01/27/14 (B)	986	991
Archer-Daniels-Midland
0.472%, 08/13/12 (B)	1,028	1,030
Coca-Cola Enterprises
0.614%, 02/18/14 (B)	1,049	1,049
Dr Pepper Snapple Group
1.700%, 12/21/11	420	423

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Mills
5.250%, 08/15/13	$776	$845
Kraft Foods
5.625%, 11/01/11	54	55
2.625%, 05/08/13	311	320
PepsiCo
0.308%, 07/15/11 (B)	525	525

		5,556

Health Care — 1.8%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,110
GlaxoSmithKline Capital
4.850%, 05/15/13	357	385
Novartis Capital
1.900%, 04/24/13	313	320
Pfizer
4.450%, 03/15/12	420	435
Quest Diagnostics
1.159%, 03/24/14 (B)	335	337
Sanofi-Aventis
0.618%, 03/28/14 (B)	1,000	1,004
Thermo Fisher Scientific
2.050%, 02/21/14	274	278

		3,869

Industrials — 0.3%
Boeing
1.875%, 11/20/12	304	310
Textron
6.500%, 06/01/12	210	220

		530

Information Technology — 0.3%
Dell
3.375%, 06/15/12	147	151
eBay
0.875%, 10/15/13	290	289
Hewlett-Packard
1.361%, 05/27/11 (B)	245	245

		685

Insurance — 3.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	900	974
Berkshire Hathaway Finance
0.620%, 01/10/14 (B)	1,049	1,052
MBIA Insurance
14.000%, 01/15/33 (A)(B)	210	124
Metropolitan Life Global Funding I
1.040%, 01/10/14 (A)(B)	839	844
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	839	898

6	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Monumental Global Funding III
0.478%, 01/15/14 (A)(B)	$378	$365
Monumental Global Funding II MTN
5.650%, 07/14/11 (A)	480	483
New York Life Global Funding
0.563%, 04/04/14 (A)(B)	1,000	1,000
0.434%, 06/16/11 (A)(B)	249	249
Prudential Financial MTN
5.100%, 09/20/14	462	503
2.750%, 01/14/13	525	535

		7,027

Investment Banker/Broker Dealer — 4.0%
BlackRock
2.250%, 12/10/12	420	429
Goldman Sachs Group
3.250%, 06/15/12	1,049	1,083
1.270%, 02/07/14 (B)	1,431	1,435
Goldman Sachs Group MTN
6.000%, 05/01/14	239	264
JPMorgan Chase
4.650%, 06/01/14	944	1,019
0.559%, 12/26/12 (B)	157	158
JPMorgan Chase MTN
1.074%, 01/24/14 (B)	839	842
Marsh & McLennan
5.375%, 07/15/14	525	572
Morgan Stanley
4.200%, 11/20/14	839	874
1.874%, 01/24/14 (B)	525	532
Morgan Stanley, Ser G MTN
0.590%, 01/09/14 (B)	252	247
UBS
1.273%, 01/28/14 (B)	407	411
UBS MTN
1.412%, 02/23/12 (B)	443	446

		8,312

Materials — 0.6%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	380
E.I. du Pont de Nemours
0.728%, 03/25/14 (B)	940	944

		1,324

Media — 0.4%
NBCUniversal Media LLC
2.100%, 04/01/14 (A)	734	737

Security And Commodity Brokers — 0.7%
Genworth Global Funding Trusts, Ser 2007-B
0.453%, 05/15/12 (B)	504	502

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MassMutual Global Funding II
0.661%, 01/14/14 (A)(B)	$874	$874

		1,376

Sovereign — 0.4%
Province of Ontario Canada
0.763%, 05/22/12 (B)	445	447
Republic of Austria MTN
2.000%, 11/15/12 (A)	468	478

		925

Telephones & Telecommunication — 1.1%
Cellco Partnership
5.250%, 02/01/12	260	269
3.750%, 05/20/11	69	69
2.914%, 05/20/11 (B)	334	334
Telefonica Emisiones SAU
2.582%, 04/26/13	525	533
Verizon Communications
0.919%, 03/28/14 (B)	1,000	1,010

		2,215

Utilities — 1.1%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	546	577
Commonwealth Edison
1.625%, 01/15/14	382	383
Georgia Power
1.300%, 09/15/13	600	602
Sempra Energy
1.069%, 03/15/14 (B)	800	803

		2,365

Total Corporate Obligations (Cost $74,781) ($ Thousands)		75,178

MORTGAGE-BACKED SECURITIES — 23.4%

Agency Mortgage-Backed Obligations — 10.7%
FHLMC
2.403%, 02/01/30 (B)	218	227
2.385%, 02/01/22 (B)	321	335
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	47	49
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	86	87
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	56	56
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	327	339
FHLMC REMIC, Ser 2005-2921, Cl NV
4.500%, 01/15/29	48	49
FNMA
6.000%, 02/01/23 to 01/01/27	975	1,067
5.890%, 10/01/11	184	184
5.626%, 12/01/11	433	438

7	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 04/01/21 to 03/01/25	$6,272	$6,730
2.518%, 11/01/23 (B)	105	111
2.465%, 01/01/29 (B)	26	27
2.422%, 11/01/25 (B)	28	29
2.406%, 09/01/24 (B)	167	173
2.242%, 09/01/24 (B)	62	64
2.196%, 05/01/28 (B)	195	201
1.511%, 11/01/21 (B)	42	42
FNMA TBA
6.000%, 05/01/32	2,400	2,624
5.500%, 05/15/23	1,150	1,247
3.500%, 05/15/26	2,500	2,530
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 11/25/13 (B)	18	18
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	52	57
FNMA REMIC, Ser 2001-33, Cl FA
0.663%, 07/25/31 (B)	63	63
FNMA REMIC, Ser 2002-64, Cl FG
0.466%, 10/18/32 (B)	39	39
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	514	531
NCUA Guaranteed Notes, Ser 2010- R1, Cl 1A
0.690%, 10/07/20 (B)	1,241	1,242
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	103	104
NCUA Guaranteed Notes, Ser 2010- R2, Cl 1A
0.610%, 11/06/17 (B)	340	340
NCUA Guaranteed Notes, Ser 2011- R1, Cl 1A
0.690%, 01/08/20 (B)	247	247
NCUA Guaranteed Notes, Ser 2011- R2, Cl 1A
0.640%, 02/06/20 (B)	397	397
NCUA Guaranteed Notes, Ser 2011-R3
0.631%, 03/11/20 (B)	1,234	1,234
NCUA Guaranteed Notes, Ser 2011- R4, Cl 1A
0.620%, 03/06/20 (B)	543	543
NCUA Guaranteed Notes, Ser 2011-R6
0.593%, 05/07/20 (B)	940	940

		22,364

Non-Agency Mortgage-Backed Obligations — 12.7%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
2.500%, 05/17/60 (A)(B)	691	693
Asset Securitization, Ser 1996-MD6, Cl A7
8.631%, 11/13/29 (B)	263	269

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.729%, 08/15/29 (A)(B)	$170	$163
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.885%, 02/25/35 (B)	373	336
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.947%, 07/25/35 (B)	628	544
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.184%, 09/25/35 (B)	204	175
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.123%, 11/25/35 (B)	74	61
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.817%, 06/25/35 (B)	239	196
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.840%, 08/25/35 (B)	374	269
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.134%, 02/25/36 (B)	169	125
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	30	30
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	291	292
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/13/50	374	386
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	298	305
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.983%, 09/25/34 (B)	116	112
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.863%, 03/25/36 (B)	313	251
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	298	310
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.319%, 12/15/20 (A)(B)	513	500
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	283	280

8	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.753%, 02/25/35 (B)	$41	$34
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.483%, 03/25/35 (B)	69	55
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.859%, 02/20/36 (B)	306	204
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.825%, 10/19/16 (A)(B)	54	35
Global Tower Partners Acquisition Partners LLC, Ser 2007-1A
0.419%, 05/15/37 (A)(B)	734	721
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	262	265
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.415%, 11/19/35 (B)	329	280
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
1.142%, 03/06/20 (A)(B)	629	622
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.535%, 03/06/20 (A)(B)	734	723
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (A)	987	1,001
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	776	796
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.904%, 07/25/35 (B)	425	321
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.784%, 01/25/36 (B)	541	449
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.551%, 05/25/47 (B)	429	309
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.973%, 01/25/35 (B)	108	86
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.733%, 04/25/35 (B)	118	91
Impac CMB Trust, Ser 2005-3, Cl A1
0.693%, 08/25/35 (B)	109	78
Impac CMB Trust, Ser 2005-5, Cl A1
0.533%, 08/25/35 (B)	87	65
Impac CMB Trust, Ser 2005-8, Cl 1A
0.473%, 02/25/36 (B)	283	213

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser C3, Cl A1
1.875%, 02/16/46 (A)	$989	$991
JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
3.081%, 08/25/35 (B)	256	216
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
5.136%, 05/25/37 (B)	354	269
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	358	368
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	629	655
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.510%, 12/15/29	96	96
Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/41 (B)	629	677
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.636%, 02/25/35 (B)	671	628
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.483%, 04/25/35 (B)	127	93
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.281%, 06/25/37 (B)	460	330
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.493%, 01/25/30 (B)	33	30
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.443%, 03/25/30 (B)	48	43
Morgan Stanley Capital I, Ser 2004-T13
4.660%, 09/13/45	923	980
Morgan Stanley Capital I, Ser HQ9, Cl A2
5.618%, 07/12/44	304	308
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	165	165
Morgan Stanley Dean Witter Capital I, Ser IQ2, Cl A4
5.740%, 12/15/35	121	124
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.473%, 05/25/35 (B)	89	73
MortgageIT Trust, Ser 2005-3, Cl A1
0.513%, 08/25/35 (B)	313	245
MortgageIT Trust, Ser 2005-4, Cl A1
0.493%, 10/25/35 (B)	410	292

9	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MortgageIT Trust, Ser 2005-5, Cl A1
0.473%, 12/25/35 (B)	$383	$287
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	273	288
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.423%, 11/15/38 (A)(B)	133	110
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.420%, 12/15/39 (A)(B)	318	263
Permanent Master Issuer PLC, Ser 2010-1A
1.428%, 07/15/42 (A)(B)	403	403
PNC Mortgage Acceptance, Ser 2001- C1, Cl A2
6.360%, 03/12/34	9	9
Prima, Ser 2006-1, Cl A1
5.417%, 05/01/10	273	268
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.296%, 11/25/35 (B)	221	158
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.683%, 07/27/37 (B)	376	254
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.483%, 01/20/35 (B)	46	38
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.443%, 02/20/35 (B)	46	39
Silverstone Master Issuer PLC, Ser 2010-1A, Cl A1
1.684%, 01/21/55 (A)(B)	705	670
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4
5.702%, 08/15/39 (B)	944	981
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.568%, 03/25/37 (B)	468	370
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.747%, 01/25/35 (B)	261	242
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.740%, 02/25/35 (B)	217	195
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.756%, 04/25/35 (B)	181	173

Description	Face Amount ($ Thousands))	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.788%, 10/25/35 (B)	$348	$328
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.885%, 10/25/35 (B)	559	514
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
3.202%, 04/25/36 (B)	315	262
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
2.825%, 03/25/36 (B)	385	338
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.419%, 07/25/36 (B)	442	294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	317	259
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (A)	1,725	1,752

		26,723

Total Mortgage-Backed Securities (Cost $51,382) ($ Thousands)		49,087

U.S. TREASURY OBLIGATION — 3.9%
U.S. Treasury Inflation Protected Security
2.000%, 04/15/12	7,880	8,231

Total U.S. Treasury Obligation (Cost $8,196) ($ Thousands)		8,231

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FHLB
0.470%, 03/16/12	2,150	2,151
FHLMC
1.625%, 04/15/13	1,888	1,923

Total U.S. Government Agency Obligations (Cost $4,037) ($ Thousands)		4,074

10	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 1.9%

California — 0.6%
Alameda County, Ser B, RB
1.343%, 12/01/11	$630	$620
San Francisco City & County, Airports Commission, Ser E, RB
1.150%, 05/01/11	295	295
University of California, RB
1.988%, 05/15/50 (B)	375	379

		1,294

Louisiana — 0.4%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	820	820

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.310%, 06/15/13 (B)	420	420

New York — 0.3%
City of New York New York, Ser J, GO
4.300%, 06/01/13	550	583

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	630

West Virginia — 0.1%
West Virginia Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	175

Total Municipal Bonds (Cost $3,913) ($ Thousands)		3,922

Total Investments — 104.1% (Cost $220,639) ($ Thousands) †		$218,510

Futures - A summary of the open futures contracts held by the Fund at April 30, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(78)	Jun-2011	$(176)
U.S. 2-Year Treasury Note	(20)	Jul-2011	(22)
U.S. 5-Year Treasury Note	(6)	Jul-2011	(11)

			$(209)

For the period ended April 30, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $209,930 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2011 was $557($ Thousands) and represented 0.3% of Net Assets.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCAU — National Credit Union Association

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

11	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2011

†	At April 30, 2011, the tax basis cost of the Fund’s Investments was $220,639 ($ Thousands), and the unrealized appreciation and depreciation were $1,142 ($ Thousands) and ($3,271) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$77,461	$557	$78,018
Corporate Obligations	—	75,178	—	75,178
Mortgage-Backed Securities	—	49,087	—	49,087
U.S. Treasury Obligation	—	8,231	—	8,231
U.S. Government Agency Obligations	—	4,074	—	4,074
Municipal Bonds	—	3,922	—	3,922

Total	$—	$217,953	$557	$218,510

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(209)	$—	$—	$(209)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities
Beginning balance as of February 1, 2011	$1,325
Accrued discounts/premiums	—
Realized gain/(loss)	(153)
Change in unrealized appreciation/(depreciation)	194
Sales	(809)
Net transfer in and/or out of Level 3	—

Ending balance as of April 30, 2011	$557

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$194

As of April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Daily Income Trust / Quarterly Report / April 30, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 27, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 27, 2011